Financial Assets at Amortized Cost (Details) - Schedule of Financial Lease Contracts - CLP ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Financial Assets at Amortized Cost (Details) - Schedule of Financial Lease Contracts [Line Items]
Total receivable		$ 2,081,367	$ 2,015,399
Due within one year [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Financial Lease Contracts [Line Items]
Total receivable		610,657	583,321
Due after 1 year but within 2 years [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Financial Lease Contracts [Line Items]
Total receivable		453,713	433,397
Due after 2 years but within 3 years [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Financial Lease Contracts [Line Items]
Total receivable		301,560	294,728
Due after 3 years but within 4 years [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Financial Lease Contracts [Line Items]
Total receivable		199,376	191,083
Due after 4 years but within 5 years [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Financial Lease Contracts [Line Items]
Total receivable		133,011	134,590
Due after 5 years [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Financial Lease Contracts [Line Items]
Total receivable		383,050	378,280
Unearned income [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Financial Lease Contracts [Line Items]
Unearned income		(268,692)	(238,722)
Unearned income [Member] | Due within one year [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Financial Lease Contracts [Line Items]
Unearned income		(88,444)	(76,614)
Unearned income [Member] | Due after 1 year but within 2 years [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Financial Lease Contracts [Line Items]
Unearned income		(63,079)	(55,714)
Unearned income [Member] | Due after 2 years but within 3 years [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Financial Lease Contracts [Line Items]
Unearned income		(38,839)	(35,133)
Unearned income [Member] | Due after 3 years but within 4 years [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Financial Lease Contracts [Line Items]
Unearned income		(25,018)	(22,481)
Unearned income [Member] | Due after 4 years but within 5 years [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Financial Lease Contracts [Line Items]
Unearned income		(17,248)	(15,614)
Unearned income [Member] | Due after 5 years [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Financial Lease Contracts [Line Items]
Unearned income		(36,064)	(33,166)
Net lease receivable [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Financial Lease Contracts [Line Items]
Net lease receivable	[1]	1,812,675	1,776,677
Net lease receivable [Member] | Due within one year [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Financial Lease Contracts [Line Items]
Net lease receivable	[1]	522,213	506,707
Net lease receivable [Member] | Due after 1 year but within 2 years [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Financial Lease Contracts [Line Items]
Net lease receivable	[1]	390,634	377,683
Net lease receivable [Member] | Due after 2 years but within 3 years [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Financial Lease Contracts [Line Items]
Net lease receivable	[1]	262,721	259,595
Net lease receivable [Member] | Due after 3 years but within 4 years [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Financial Lease Contracts [Line Items]
Net lease receivable	[1]	174,358	168,602
Net lease receivable [Member] | Due after 4 years but within 5 years [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Financial Lease Contracts [Line Items]
Net lease receivable	[1]	115,763	118,976
Net lease receivable [Member] | Due after 5 years [Member]
Financial Assets at Amortized Cost (Details) - Schedule of Financial Lease Contracts [Line Items]
Net lease receivable	[1]	$ 346,986	$ 345,114

[1]	The net balance receivable does not include the total overdue portfolio totaling Ch$10,200 million and Ch$5,907 million as of December 31, 2023 and 2022, respectively. This overdue portfolio only reflects the past due portion without considering the remaining outstanding principal and interest.